Cover	Oct. 28, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	United States Steel Corp
Entity Central Index Key	0001163302
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16811
Entity Tax Identification Number	25-1897152
Entity Address, Address Line One	600 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219-2800
City Area Code	412
Local Phone Number	433-1121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	CHX